ADVANCE TO SELLERS	12 Months Ended
Dec. 31, 2019
ADVANCE TO SELLERS
ADVANCE TO SELLERS

7. ADVANCE TO SELLERS

	December 31,	December 31,
	2018	2019
	RMB	RMB
Advance to sellers	692,714	288,550

When facilitating used car transaction, the Group connects the sellers and buyers and provides service in relation to the cash flow remittance, for example, the Group collects the cash from buyers and remits to sellers. The balance represents the prepayments to sellers by the Group. No allowance of advance to sellers was provided at December 31, 2018 and 2019, since no collection issues occurred in the past.